SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Interest amount paid	$ 971,996	$ 1,929,401
Income taxes paid (refund)